Income Taxes- Schedule of Deferred Tax Assets and Reconciliation of Income Taxes (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (880,525)	$ (860,110)
Effective tax rate	21.00%	21.00%
Deferred tax asset	$ (184,910)	$ (1,806,236)
Less: Valuation allowance	184,910	180,623
Net deferred asset